UNITED STATES
                SECURITIES AND EXCHANGE COMMISSION
                      Washington, D.C.  20549

                             FORM 13F

                       FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2009

Check here if Amendment  [   ] ; Amendment Number: _______
This Amendment (Check only one):[   ] is a restatement.
				[   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Pin Oak Investment Advisors, Inc.
Address:	510 Bering
		Suite 100
		Houston, Texas  77057

13F File Number:	28-05631

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	J. Barrett Rouse
Title:	President
Phone:	713-871-8300

Signature, Place, and Date of Signing:

J. Barrett Rouse	Houston, Texas	   February 3, 2010

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT.

[   ] 13F NOTICE.

[   ] 13F COMBINATION REPORT.

Report Summary:


Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	46

Form 13F Information Table Value Total: $36,459

List of Other Included Managers:	None

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AFC Enterprises                COM              00104Q107     1144   140150 SH       SOLE                   140150
American Express               COM              025816109     2202    54341 SH       SOLE                    54341
Apple Computer                 COM              037833100      618     2933 SH       SOLE                     2933
Arch Cap Group Ltd             COM              g0450a105      215     3000 SH       SOLE                     3000
Aspen Insurance                COM              g05384105      204     8000 SH       SOLE                     8000
Banco Bilbao                   COM              05946K101      318    17647 SH       SOLE                    17647
Bank of America                COM              060505104      166    11003 SH       SOLE                    11003
Berkshire Hathaway B           COM              084670207     2951      898 SH       SOLE                      898
Calamos Asset Mgmt             COM              12811R104      815    70727 SH       SOLE                    70727
Calpine Corp                   COM              131347304      777    70600 SH       SOLE                    70600
Canadian Zinc Corp             COM              136802105        4    12500 SH       SOLE                    12500
ChevronTexaco                  COM              166764100      342     4441 SH       SOLE                     4441
Chicago Merc Exch              COM              12572Q105      336     1000 SH       SOLE                     1000
Coca Cola                      COM              191216100      400     7025 SH       SOLE                     7025
Comcast A Spcl                 COM              20030N200      486    30375 SH       SOLE                    30375
ConocoPhillips                 COM              20825C104      956    18725 SH       SOLE                    18725
Covidien Ltd                   COM              030852800      673    14060 SH       SOLE                    14060
Disney, Walt Hldg Co           COM              254687106      673    20860 SH       SOLE                    20860
Enterprise Group Holdings      COM              293716106      371     9530 SH       SOLE                     9530
Exxon Mobil Corp               COM              30231G102     2622    38445 SH       SOLE                    38445
General Electric               COM              369604103     1093    72267 SH       SOLE                    72267
Greenlight Capital             COM              G4095J109      828    35100 SH       SOLE                    35100
Group 1 Automotive             COM              398905109      284    10020 SH       SOLE                    10020
Home Depot Inc                 COM              437076102     1165    40266 SH       SOLE                    40266
Johnson & Johnson              COM              478160104     1936    30060 SH       SOLE                    30060
Kinder Morgan                  COM              494550106      699    11456 SH       SOLE                    11456
Kinder Morgan Mgmt             COM              49455U100      564    10330 SH       SOLE                    10330
Legg Mason Inc                 COM              524901105      503    16675 SH       SOLE                    16675
Microsoft Inc                  COM              594918104     2894    94951 SH       SOLE                    94951
Mohawk Industries              COM              608190104      286     6000 SH       SOLE                     6000
Natl Oilwell Varco             COM              637071101      691    15670 SH       SOLE                    15670
News Corp Ltd ADR              COM              65248E203      255    16000 SH       SOLE                    16000
Pepsico                        COM              713448108     1096    18020 SH       SOLE                    18020
Pfizer Inc                     COM              717081103      777    42706 SH       SOLE                    42706
Prepaid Card Hldgs Inc         COM              74071E108        0    10000 SH       SOLE                    10000
Procter & Gamble Co            COM              742718109      340     5609 SH       SOLE                     5609
Qualcomm Inc                   COM              747525103      326     7040 SH       SOLE                     7040
Research in Motion             COM              760975102      338     5000 SH       SOLE                     5000
Royal Dutch Shell ADR          COM              780259206      269     4469 SH       SOLE                     4469
S&P Depository Receipts        COM              78462F103      946     8490 SH       SOLE                     8490
SBA Communications CP          COM              78388j106     1648    48255 SH       SOLE                    48255
Sears Holding Corp             COM              812350106     1064    12750 SH       SOLE                    12750
Streetracks Gold Shs           COM              78463V107      533     4966 SH       SOLE                     4966
Walmart                        COM              931142103      882    16500 SH       SOLE                    16500
Weingarten Realty              COM              948741103      477    24125 SH       SOLE                    24125
Western Asset Inter            COM              958435109      294    32800 SH       SOLE                    32800